Information on remuneration - Text Details (Detail)		12 Months Ended
		Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2018 EUR (€) € / shares	Dec. 31, 2017 EUR (€) € / shares
Board of management [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		€ 9,700,000	€ 9,800,000	€ 7,800,000
Executive committee [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Number of members		14	13	12
Key management personnel compensation	[1]	€ 29,968,678	€ 26,755,003	€ 25,848,740
Number of share options outstanding in share-based payment arrangement		291,520	333,670	541,400
Weighted average exercise price of share options outstanding in share-based payment arrangement | € / shares		€ 18.61	€ 18.99	€ 19.82
Supervisory board [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		€ 1,202,917	€ 1,088,375	€ 950,500
Other compensation, product arrangement entitlement		€ 2,000

[1]	The Executive Committee consisted of 14 members as per December 31, 2019 (2018: 13 members; 2017: 12 members)